Scope of consolidation - Disclosure of the assets and liabilities acquired - aiMotive (Details) - aiMotive € in Millions	Dec. 22, 2022 EUR (€)
Disclosure of detailed information about business combination [line items]
Goodwill	€ 172
Other intangible assets	87
Other assets	13
Total Assets	272
Total equity	239
Long-term debt and Short term debt and current portion of long-term debt	21
Other liabilities	12
Total Liabilities	€ 272